Total operating costs - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Income And Expense [Line Items]
Increase in provision for restructuring programmes (Note 23)	€ 74	€ 219	€ 78
Amount of provision unused (Note 23)	(7)	(9)	(10)
Accelerated depreciation and non-cash costs	6	29	11
Other cash costs	32	25	15
Total restructuring costs	105	264	94
Cost of sales
Analysis Of Income And Expense [Line Items]
Total restructuring costs	8	10	9
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Total restructuring costs	1	2	0
Administrative expenses
Analysis Of Income And Expense [Line Items]
Total restructuring costs	€ 96	€ 252	€ 85